Schedule of Investments

August 31, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–95.95%
Diversified–16.92%
Enterprise Products Partners L.P.	3,107,803	$81,797,375
ONEOK, Inc.	234,099	14,333,882
Williams Cos., Inc.	1,140,053	38,796,003
		134,927,260

Gathering & Processing–44.60%
DCP Midstream L.P.	415,239	15,787,387
Equitrans Midstream Corp.	856,784	7,942,385
Hess Midstream L.P., Class A	503,737	14,260,795
MPLX L.P.	3,252,492	106,096,289
Targa Resources Corp.	1,546,316	105,505,141
Western Midstream Partners L.P.	3,771,411	106,014,360
		355,606,357

Natural Gas Pipeline Transportation–15.30%
Energy Transfer L.P.	9,758,955	114,277,367
Kinder Morgan, Inc.	421,390	7,719,865
		121,997,232

Other Energy–2.40%
Sunoco L.P.	91,111	3,615,285
USA Compression Partners L.P.	438,955	7,927,527
Westlake Chemical Partners L.P.	318,343	7,643,415
		19,186,227

	Units	Value
Petroleum Pipeline Transportation–16.73%
Holly Energy Partners L.P.	680,417	$12,084,206
Magellan Midstream Partners L.P.	1,093,854	56,475,682
Plains All American Pipeline L.P.	4,493,036	52,793,173
Plains GP Holdings L.P., Class A	1,004,599	12,035,096
		133,388,157
Total Master Limited Partnerships And Related Entities (Cost $455,994,637)		765,105,233

	Shares
Money Market Funds–4.63%
Fidelity Treasury Portfolio, Institutional Class, 2.09% (Cost $36,911,217)(a)	36,911,217	36,911,217
TOTAL INVESTMENTS IN SECURITIES–100.58% (Cost $492,905,854)		802,016,450
OTHER ASSETS LESS LIABILITIES–(0.58)%		(4,625,937)
NET ASSETS–100%		$797,390,513

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Fund

Schedule of Investments (Continued)

August 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	The rate shown is the 7-day SEC standardized yield as of August 31, 2022.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–127.53%
Diversified–22.44%
Enterprise Products Partners L.P.(a)	1,009,899	$26,580,542
ONEOK, Inc.(a)	74,721	4,575,167
Williams Cos., Inc.(a)	370,370	12,603,691
		43,759,400

Gathering & Processing–59.39%
DCP Midstream L.P.(a)	134,470	5,112,549
Equitrans Midstream Corp.(a)	275,676	2,555,518
Hess Midstream L.P., Class A(a)	163,751	4,635,791
MPLX L.P.(a)	1,056,298	34,456,441
Targa Resources Corp.(a)	504,006	34,388,329
Western Midstream Partners L.P.(a)	1,233,237	34,666,295
		115,814,923

Natural Gas Pipeline Transportation–20.32%
Energy Transfer L.P.(a)	3,173,794	37,165,131
Kinder Morgan, Inc.(a)	134,688	2,467,484
		39,632,615

Other Energy–3.15%
Sunoco L.P.(a)	29,604	1,174,687
USA Compression Partners L.P.(a)	142,617	2,575,663
Westlake Chemical Partners L.P.(a)	99,665	2,392,956
		6,143,306

	Units	Value
Petroleum Pipeline Transportation–22.23%
Holly Energy Partners L.P.(a)	221,068	$3,926,168
Magellan Midstream Partners L.P.(a)	355,870	18,373,568
Plains All American Pipeline L.P.(a)	1,458,619	17,138,773
Plains GP Holdings L.P., Class A(a)	326,395	3,910,212
		43,348,721
Total Master Limited Partnerships And Related Entities (Cost $177,994,562)		248,698,965

	Shares
Money Market Funds–1.68%
Fidelity Treasury Portfolio, Institutional Class, 2.09% (Cost $3,284,650)(b)	3,284,650	3,284,650
TOTAL INVESTMENTS IN SECURITIES–129.21% (Cost $181,279,212)		251,983,615
OTHER ASSETS LESS LIABILITIES–0.02%		30,261
BORROWINGS–(29.23)%		(57,000,000)
NET ASSETS–100%		$195,013,876

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments (Continued)

August 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

As of August 31, 2022, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $142,863,120 as of August 31, 2022. The loan agreement requires continuous collateral whether the loan has a balance or not.

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2022.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–101.03%
Diversified–0.00%
Phillips 66	500	$44,730

Gathering & Processing–35.04%
Antero Midstream Corp.	22,994,063	231,550,214
Crestwood Equity Partners L.P.	400,000	10,664,000
EnLink Midstream LLC	21,282,821	216,233,461
Evolve Transition Infrastructure L.P.(a)	1,747,546	636,107
MPLX L.P.	11,789,596	384,576,622
Summit Midstream Partners L.P.(a)(b)	738,629	12,298,173
Western Midstream Partners L.P.	5,928,090	166,638,610
		1,022,597,187

Natural Gas Pipeline Transportation–13.73%
Energy Transfer L.P.	34,210,950	400,610,229

Other Energy–24.49%
Arko Corp.	1,626,925	15,504,595
CrossAmerica Partners L.P.(b)	3,248,183	67,887,025
GasLog Partners L.P.	1,182,738	7,167,392
Global Partners L.P.(b)	3,933,735	113,920,966
Hoegh LNG Partners L.P.	481,070	4,435,466
KNOT Offshore Partners L.P.(b)	1,776,804	28,446,632
Suburban Propane Partners L.P.	795,601	12,817,132
Sunoco L.P.(b)	5,481,543	217,507,626
USA Compression Partners L.P.(b)	12,626,468	228,034,012
Westlake Chemical Partners L.P.	800,000	19,208,000
		714,928,846

	Units	Value
Petroleum Pipeline Transportation–26.75%
Delek Logistics Partners L.P.	1,755,642	$108,867,360
Genesis Energy L.P.(b)	7,695,932	89,118,893
Magellan Midstream Partners L.P.	4,009,387	207,004,651
NGL Energy Partners L.P.(a)(b)	12,412,037	19,114,537
NuStar Energy L.P.(b)	13,088,025	208,884,879
PBF Logistics L.P.	2,369,653	43,909,670
Plains All American Pipeline L.P.	8,833,333	103,791,663
		780,691,653

Terminalling & Storage–1.02%
Martin Midstream Partners L.P.(b)	7,026,434	29,862,344
Total Master Limited Partnerships And Related Entities (Cost $2,069,972,374)		2,948,734,989

Preferred Master Limited Partnerships And Related Entities–0.09%
Other Energy–0.09%
Global Partners L.P., 9.50%(b)(c)	100,000	2,550,000

Terminalling & Storage–0.00%
Altera Infrastructure L.P., 7.25%(a)(c)	588,440	202,982
Total Preferred Master Limited Partnerships And Related Entities (Cost $8,634,664)		2,752,982

	Shares
Money Market Funds–1.98%
Fidelity Treasury Portfolio, Institutional Class, 2.089% (Cost $57,678,344)(d)	57,678,344	57,678,344
TOTAL INVESTMENTS IN SECURITIES–103.10% (Cost $2,136,285,382)		3,009,166,315
OTHER ASSETS LESS LIABILITIES–(3.10)%		(90,515,743)
NET ASSETS–100%		$2,918,650,572

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments (Continued)

August 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended August 31, 2022.

				Change in Unrealized Appreciation (Depreciation)			Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2021	Purchases at cost	Proceeds from Sales		Realized Gain (Loss)	Value August 31, 2022	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Blueknight Energy Partners L.P.[i]	$6,975,746	$—	$(9,889,397)	$2,890,170	$76,570	$—	$(53,089)	$218,073	$—
CrossAmerica Partners L.P.	64,541,396	—	—	8,461,517	—	67,887,025	(5,115,888)	—	—
EnLink Midstream LLC[i]	179,444,439	—	(60,738,757)	99,634,611	6,021,863	216,233,461	(8,128,695)	—	—
Genesis Energy L.P.	80,174,454	—	(2,715,691)	15,509,764	(3,223,684)	89,118,893	(625,950)	2,912,219	—
Global Partners L.P.	80,996,809	11,348,000	(726,606)	28,199,461	440,518	113,920,966	(6,337,216)	—	—
KNOT Offshore Partners L.P.	27,895,823	—	—	2,249,931	—	28,446,632	(1,699,122)	—	1,072,692
Martin Midstream Partners L.P.	19,392,958	—	—	10,574,664	—	29,862,344	(105,278)	119	—
NGL Energy Partners L.P.	25,320,555	—	—	(6,206,018)	—	19,114,537	—	—	—
NuStar Energy L.P.	131,681,998	56,190,668	—	33,951,403	—	208,884,879	(12,939,190)	552,442	—
Summit Midstream Partners L.P.	22,070,250	—	—	(9,771,898)	(179)	12,298,173	—	—	—
Sunoco L.P.	231,167,036	—	(23,207,283)	3,786,875	15,962,717	217,507,626	(10,201,719)	3,728,287	—
USA Compression Partners L.P.	172,261,815	15,849,161	—	50,659,479	—	228,034,012	(10,736,443)	8,205,244	—
Preferred MLP Investments and Related Entities
Blueknight Energy Partners L.P.[i]	6,605,760	—	(6,955,524)	(2,962,059)	3,738,097	—	(426,274)	—	—
Global Partners L.P.[i]	2,687,000	—	—	(137,000)	—	2,550,000	—	—	178,125
	$1,051,216,039	$83,387,829	$(104,233,258)	$236,840,900	$23,015,902	$1,233,858,548	$(56,368,864)	$15,616,384	$1,250,817
i.	As of August 31, 2022, the security was not considered as an affiliate of the Fund.

(c)	Perpetual security. Maturity date is not applicable.
(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2022.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–98.68%
Diversified–8.03%
Chevron Corp.	139	$21,971
Enterprise Products Partners L.P.	3,053,254	80,361,645
ONEOK, Inc.	20,000	1,224,600
Phillips 66	500	44,730
TC Energy Corp.(a)	1,000	48,200
Williams Cos., Inc.	1,755,311	59,733,233
		141,434,379

Gathering & Processing–35.05%
Antero Midstream Corp.	7,908,017	79,633,731
Archrock, Inc.	7,579,561	56,012,956
Crestwood Equity Partners L.P.	151,000	4,025,660
DCP Midstream L.P.	902,978	34,331,224
EnLink Midstream LLC	7,632,715	77,548,384
Equitrans Midstream Corp.	2,920,694	27,074,830
Hess Midstream L.P., Class A	1,450,099	41,052,303
MPLX L.P.	3,848,024	125,522,543
Summit Midstream Partners L.P.(b)	175,442	2,921,102
Targa Resources Corp.	1,201,763	81,996,289
Western Midstream Partners L.P.	3,101,189	87,174,433
		617,293,455

	Units	Value
Natural Gas Pipeline Transportation–7.54%
Energy Transfer L.P.	11,339,771	$132,788,721

Other Energy–23.74%
Arko Corp.	2,169,234	20,672,800
CrossAmerica Partners L.P.(c)	2,514,660	52,556,394
CSI Compressco L.P.(c)(d)	10,731,105	13,521,192
GasLog Partners L.P.(a)	1,182,985	7,168,889
Global Partners L.P.(c)	1,842,644	53,362,970
Suburban Propane Partners L.P.	1,040,176	16,757,235
Sunoco L.P.	1,944,886	77,173,077
USA Compression Partners L.P.	4,180,689	75,503,243
Westlake Chemical Partners L.P.(c)	4,221,468	101,357,447
		418,073,247

Petroleum Pipeline Transportation–23.69%
Delek Logistics Partners L.P.	143,200	8,879,832
Genesis Energy L.P.(c)	6,943,966	80,411,126
Holly Energy Partners L.P.	2,324,219	41,278,130
Magellan Midstream Partners L.P.	1,644,567	84,908,994
NGL Energy Partners L.P.(b)(c)	7,304,972	11,249,657
NuStar Energy L.P.(c)	5,699,707	90,967,324
PBF Logistics L.P.	586,077	10,860,007
Plains All American Pipeline L.P.	7,538,299	88,575,013
Plains GP Holdings L.P., Class A	1,000	11,980
		417,142,063

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Schedule of Investments (Continued)

August 31, 2022

(Unaudited)

	Units	Value
Production & Mining–0.58%
Alliance Resource Partners L.P.	386,938	$10,191,947

Terminalling & Storage–0.05%
Martin Midstream Partners L.P.	190,345	808,966
Total Master Limited Partnerships And Related Entities (Cost $1,401,295,098)		1,737,732,778

Preferred Master Limited Partnerships And Related Entities–1.02%
Other Energy–1.02%
Global Partners L.P., 9.50%(e)	100,000	2,550,000
Global Partners L.P., 9.75% (3-Month USD Libor + 677.4)(c)(e)(f)	574,954	15,391,461
Total Preferred Master Limited Partnerships And Related Entities (Cost $16,873,850)		17,941,461
TOTAL INVESTMENTS IN SECURITIES–99.70% (Cost $1,418,168,948)		1,755,674,239
OTHER ASSETS LESS LIABILITIES–0.30%		5,285,098
NET ASSETS–100%		$1,760,959,337

Investment Abbreviations:

LIBOR – London Interbank Offered Rate

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Schedule of Investments (Continued)

August 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	Non-income producing.
(c)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended August 31, 2022.

				Change in Unrealized Appreciation (Depreciation)			Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2021	Purchases at cost	Proceeds from Sales		Realized Gain (Loss)	Value August 31, 2022	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$49,966,294	—	—	6,550,690	—	52,556,394	$(3,960,590)	$—	$—
CSI Compressco L.P.[i]	6,262,416	7,500,000	—	(130,113)	—	13,521,192	(111,111)	155,267	—
Genesis Energy L.P.	63,001,617	7,064,529	—	12,999,811	—	80,411,126	(2,654,831)	259,954	—
Global Partners L.P.	51,042,578	—	(11,348,000)	11,046,857	6,624,655	53,362,970	(4,003,120)	—	—
NGL Energy Partners L.P.	14,902,143	—	—	(3,652,486)	—	11,249,657	—	—	—
Nustar Energy L.P.	65,375,898	17,135,776	(1,022,155)	16,940,036	(1,669,663)	90,967,324	(5,792,568)	703,080	—
Westlake Chemical Partners	100,720,279	—	(3,671,488)	8,905,797	1,433,811	101,357,447	(6,030,952)	—	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred	14,943,055	—	—	448,406	—	15,391,461	—	—	1,051,088
Global Partners L.P.—Preferredii	2,687,000	—	—	(137,000)	—	2,550,000	—	—	178,125
	$368,901,280	$31,700,305	$(16,041,643)	$52,971,998	$6,388,803	$421,367,571	$(22,553,172)	$1,118,301	$1,229,213
i.	CSI Compressco L.P. Pipe restricted shares converted into CSI Compressco L.P. common shares on February 28, 2022.
ii.	As of August 31, 2022, the security was not considered as an affiliate of the Fund.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2022 represented less than 1% of the Fund’s Net Assets.

(e)	Perpetual security. Maturity date is not applicable.
(f)

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as (Referenced Rate + Basis-point spread).

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Notes to Quarterly Schedule of Portfolio Holdings

August 31, 2022

(Unaudited)

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1)	Level 1 - Prices are determined using quoted prices in an active market for identical assets.

2)

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

3)

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022, for Invesco SteelPath MLP Income Fund. As of August 31, 2022, all of the securities in Invesco SteelPath MLP Alpha Fund, Invesco SteelPath MLP Alpha Plus Fund and Invesco SteelPath MLP Select 40 Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco SteelPath MLP Income Fund

	Level 1 -	Level 2 -	Level 3 –	Total
Master Limited Partnerships and Related Entities	$2,948,734,989	$-	-	$2,948,734,989
Preferred Master Limited Partnerships and Related Entities	2,550,000	-	202,982	2,752,982
Money Market Funds	57,678,344	-	-	57,678,344
Total Investments	$3,008,963,333	$-	$202,982	3,009,166,315